CASH FLOW FROM OPERATING ACTIVITIES AND NON-CASH ITEMS (Tables) - Kibali Jersey Limited [member]	12 Months Ended
Dec. 31, 2017
Schedule of Cash Flow from Operating Activities and Non-Cash Items [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

(Loss)/Profit before income taxation	(40,349)	26,728	155,825
Adjustments for:
Interest received (Note 6)	(4,147)	(4,735)	(4,818)
Finance cost (Note 6)	4,949	4,949	4,992
Share of profits of equity accounted joint venture	(113)	(129)	(268)
Depreciation and amortization	264,415	210,925	192,509
Foreign exchange loss	38,469	36,134	-
Movement in discounting provision on TVA (Note 3)	12,177	7,820	-
Recycling of permanent losses on available-for-sale asset	-	-	3,144
Unwinding of rehabilitation provision	529	349	384
	275,930	282,041	351,768
Effects of changes in operating working capital items
- Receivables	(69,741)	(29,287)	(7,122)
- Inventories	30,266	5,484	12,565
- Trade and other payables	(11,026)	14,712	12,447
Cash generated from operations	225,429	272,950	369,658

Disclosure of reconciliation of liabilities arising from financing activities [text block]
Cash flows relating to loans and borrowings within financing activities comprises the following movements in finance lease liabilities:

	Non-current	Current
	loans and	loans and
$000	borrowings	borrowings	Total

At January 1, 2017	46,707	8,310	55,017
Cash flows:
Lease repayments	-	(7,228)	(7,228)
Non cash flows:
Loans and borrowings classified as non-
current at December 31, 2016	(6,357)	6,357	-
Interest and capital accrued	-	157	157
At December 31, 2017 [1]	40,350	7,596	47,946

[1] Refer to note 19 and the consolidated cash flow statement.